Average Annual Total Returns - Hartford Multifactor International Fund	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class R6 Return Before Taxes Since Inception	Class R6 Return Before Taxes 1 Year	Class R6 After Taxes on Distributions Since Inception	Class R6 After Taxes on Distributions 1 Year	Class R6 After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R6 After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class F Return Before Taxes Since Inception	Class F Return Before Taxes 1 Year	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index Since Inception	Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index 1 Year	MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year
Total	5.50%	(0.98%)	5.59%	(0.85%)	5.71%	(0.69%)	5.73%	(0.66%)	5.18%	(1.06%)	4.47%	0.20%	5.70%	(0.70%)	5.73%	(0.66%)	6.31%	(0.14%)	13.23%	7.59%